Label	Element	Value
Bramshill Income Performance Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Bramshill Income Performance Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Bramshill Income Performance Fund (the "Fund") seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the fiscal period April 11, 2016 (commencement of operations) through March 31, 2017, the Fund's portfolio turnover rate was 243% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	243.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses and Net Total Annual Fund Operating Expenses do not correlate to the "Ratio of expenses to average net assets" either "Before fees waived by the Adviser" or "After fees waived by the Adviser" provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include 0.26% that is attributed to acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year)

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund implements a tactical fixed income strategy which seeks to maximize total return across different types of fixed income products and, based on market conditions, may also hold cash, cash equivalents and alternative investments.

The Fund's investments are comprised of a tactical portfolio of income-producing securities, including up to 80% in investment grade corporate bonds and up to 40% in high yield bonds (i.e., junk bonds), which are defined as debt securities rated below Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by the Adviser to be of comparable quality. The Fund may also invest up to 70% in preferred stocks, up to 80% in U.S. municipal bonds, and up to 100% in U.S. Treasuries. The Fund may also invest up to 15% in fixed income closed-end funds and up to 25% in fixed income exchange traded funds ("ETFs"). The Fund may also invest up to 25% in foreign issuers of U.S. dollar denominated fixed income securities.

The Fund is actively managed, typically with between 40 and 50 investments, incorporating sector allocations and tactical hedging during various interest rate and market environments. The Adviser uses fundamental credit and relative value analysis, and focuses on securities with transparent pricing, actively-traded capital structures and a high level of liquidity. The Fund seeks to maintain an average credit rating of investment grade. The average duration of the strategy is expected to be approximately six years, with an expected range of between three and nine years.

The Fund may also sell short U.S. Treasury securities (of an aggregate dollar value not exceeding 33 1/3% of the aggregate dollar value of the Fund's assets) only as a hedge based on market conditions. The Fund seeks to mitigate the negative impact of rising Treasury interest rates on the performance of investment grade bonds (conversely limiting the positive impact of falling interest rates). These short positions are not intended to mitigate other factors influencing the price of investment grade bonds, such as credit risk, which may have a greater impact than rising or falling interest rates.

The Fund may invest in fixed rate or floating rate securities. Floating rate instruments reset their interest rate periodically over a base rate, with rates tied to a representative interest rate index, typically 3-month London Interbank Offered Rate ("LIBOR").

The Fund's strategies may result in frequent portfolio trading and high portfolio turnover (typically greater than 100%). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in the Fund's annual operating expenses or in the expense example, affect the Fund's performance.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:

Call Risk

During a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Closed-End Fund Risk

Shares of closed-end funds frequently trade at a price per share that is less than the net asset value ("NAV") per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the NAV of those shares. Closed-end funds have lower levels of daily volume when compared to open-end companies. There are greater risks involved in investing in securities with limited market liquidity. To the extent the Fund invests in closed-end funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the closed-end fund. Therefore, the Fund would incur higher expenses, which may be duplicative, than if the Fund did not invest in closed-end funds.

Credit Risk

The risk that issuers of fixed income securities in which the Fund invests experience unanticipated financial problems causing their securities to decline in value.

ETF Trading Risk

Because the Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF's shares may trade at a discount to its NAV, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact the Fund's ability to sell its shares of an ETF.

Floating Rate Securities Risk

The interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as the LIBOR. Floating rate securities are subject to interest rate risk and credit risk.

Foreign Securities Risk

U.S. dollar denominated securities of foreign issuers involves special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

Hedging Risk

The short positions in Treasury securities are not intended to mitigate credit risk or other factors influencing the price of investment grade bonds, which may have a greater impact than rising or falling interest rates. There is no guarantee that the short positions will completely eliminate the interest rate risk of the long investment grade bond positions. The hedge cannot fully account for changes in the shape of the Treasury interest rate (yield) curve. There is no guarantee the Fund will have positive returns, even in environments of sharply rising Treasury interest rates in which the Fund's short positions might be expected to mitigate the effects of such rises.

High Portfolio Turnover Risk

High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund's shareholders. The Fund's portfolio turnover may exceed 100% per year.

High Yield Securities Risk

Securities that are rated below investment grade (i.e., "junk bonds") are subject to additional risk factors due to the speculative nature of the securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

Interest Rate Risk

Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund.

Management Risk

Management risk describes the Fund's ability to meet its investment objective based on the Adviser's success or failure to implement investment strategies for the Fund.

Market Risk

Market risk is the risk that the markets on which the Fund's investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Municipal Securities Risk

Investing in various municipal securities may involve risk related to the ability of the municipalities to continue to meet their obligations for the payment of interest and principal when due.

New Fund Risk

The Fund is new with limited operating history, and there can be no assurance that the Fund will maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Short Sale Risk

The risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

U.S. Government Securities Risk

U.S. Government securities, which may be backed by the U.S. Department of the Treasury or the full faith and credit of the U.S., and may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds, are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Department of the Treasury, or are supported only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund's website at www.bramshillfunds.com or by calling the Fund toll-free at 877-BRAMS18 or 877-272-6718.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-272-6718
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bramshillfunds.com
Bramshill Income Performance Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[1]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.36%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	814
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,799
Bramshill Income Performance Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%	[1]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.61%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 164
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	944
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,071

[1]	Total Annual Fund Operating Expenses and Net Total Annual Fund Operating Expenses do not correlate to the "Ratio of expenses to average net assets" either "Before fees waived by the Adviser" or "After fees waived by the Adviser" provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include 0.26% that is attributed to acquired fund fees and expenses.
[2]	Bramshill Investments, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, portfolio transaction expenses, interest expense and dividends paid on short sales or extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.10% and 1.35% of average daily net assets of the Fund's Institutional Class and Investor Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least July 31, 2018, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund within three years from the date they were waived or paid, subject to the Expense Caps at the time of waiver/payment or the Expense Caps at the time of recoupment, whichever is lower.